Stock Based Compensation Plans: (Details Text) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under the Plan	7,550,000
Options available for grant	1,734,500
Maximum term of options	10 years
Options granted during the period	100,000
Non-cash compensation expense	$ 60,000	$ 0
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000